Investments (Tables)	3 Months Ended
Mar. 31, 2018
Investments
Schedule of investments

	At March 31,	At December 31,
	2018	2017
Equity investments	$138.0	$172.2
Warrants	0.8	0.8
Loan receivable	30.6	30.1
Total investments	$169.4	$203.1

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended
	March 31,
	2018	2017
Change in the fair value of equity investments	$(29.6)	$1.7
Deferred tax recovery (expense) in other comprehensive income	3.9	(0.2)
Change in the fair value of equity investments, net of tax	$(25.7)	$1.5